ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2016
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

19.   ASSET RETIREMENT OBLIGATIONS

The liability for the expected cash flows as recognized in the financial statements reflected discount rates ranging from 1.7% to 11.0% (2015 - 1.7% to 9.4%). A reconciliation of movements in the Company’s ARO is as follows:

December 31,	2016	2015
(millions of Canadian dollars)
Obligations at beginning of year	198	185
Liabilities incurred	2	2
Liabilities settled	(33)	(45)
Change in estimate	63	30
Foreign currency translation adjustment	(5)	21
Accretion expense	7	5

Obligations at end of year	232	198

Presented as follows:
Accounts payable and other (Note 16)	2	9
Other long-term liabilities (Note 18)	230	189

	232	198

In 2014, the Company recognized ARO in the amount of $177 million. Of this amount, $74 million related to the decommissioning of certain portions of Line 6B of EEP’s Lakehead System and $103 million related to the Canadian and United States portions of the Line 3 Replacement Program, which is targeted to be completed in 2019, whereby the Company will replace the existing Line 3 pipeline in Canada and the United States.